Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Revenues	$ 2,948,115	$ 2,859,150
Cost of revenues	(1,448,835)	(1,019,028)
Gross profit	1,499,280	1,840,122
Operating expenses:
General and administrative	991,254	787,113
Selling	325	291,272
Total operating expenses	991,579	1,078,385
Operating income	507,701	761,737
Other income (expense)
Government subsidies	148,902	8,588
Net investment income (loss)	88,846	(6,124)
Interest income	364,042	250,666
Interest expense	(160,319)	(122,765)
Other expense, net	(1,257)	(6,325)
Total other income	440,214	124,040
Income before provision for income taxes	947,915	885,777
Income tax expense	325,941	247,350
Net income	621,974	638,427
Comprehensive income (loss)
Net income	621,974	638,427
Foreign currency translation loss	(497,345)	(638,625)
Comprehensive income (loss)	$ 124,629	$ (198)
Earnings per ordinary share
Earnings per ordinary share basic (in Dollars per share)	$ 0.05	$ 0.06
Weighted average number of ordinary shares outstanding
Weighted average number of ordinary shares outstanding basic (in Shares)	12,122,574	10,987,679